Capital transactions (Details Narrative) - $ / shares		1 Months Ended		12 Months Ended
	Dec. 02, 2021	Nov. 17, 2020	Nov. 15, 2020	Mar. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Reverse stock split				1-for-10
Number of shares cancelled				50,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	300,000
Shares, Issued	272,118
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of common stock private placement		50,000
Share Price				$ 1.00
Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of common stock private placement			130,000
Share Price				$ 2.00